CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	8 Months Ended
	Mar. 31, 2014	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (63,209)	$ (86,106)
Adjustments to reconcile net (loss) to cash used in operating activities:
Stock based compensation	8,400	13,150
Change in operating assets and liabilities:
Accounts payable and accrued expenses	18,832	22,089
Income tax payable		250
Net cash used in operating activities	(35,977)	(50,617)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	21,050	58,350
Net cash provided by financing activities	21,050	58,350
NET (DECREASE) INCREASE IN CASH	(14,927)	7,733
CASH AND CASH EQUIVALENTS at beginning of period	22,660
CASH AND CASH EQUIVALENTS at end of period	7,733	7,733
Cash paid for:
Interest
Income Taxes
Supplemental schedule of non-cash investing and financing activities
Stock based compensation	$ 8,400	$ 13,150